DEFERRED TAX ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Principal components of the deferred income tax assets and liabilities
Balance at the beginning of the period	$ 20,716	$ 9,251
Credit (charge) to profit or loss	8,014	11,436	$ 9,699
Reclassified to held-for-sale	186
Exchange differences	307	29
Balance at the end of the period	29,223	20,716	9,251
Deferred tax assets	32,382	23,500	9,581
Deferred tax liabilities	3,159	2,784	330
Unrecognized deferred tax assets	17,700	81,100
Unrecognized deferred tax assets expire unutilized
2019	310
2020	80
2021	220
2022	2,970
2023	2,420
Thereafter	11,700
Tax losses
Principal components of the deferred income tax assets and liabilities
Balance at the beginning of the period	1,151	864
Credit (charge) to profit or loss	(377)	286
Exchange differences	28	1
Balance at the end of the period	802	1,151	864
Deferred tax assets	802	1,151	864
Fair value change of financial instruments
Principal components of the deferred income tax assets and liabilities
Balance at the beginning of the period	12,283	917
Credit (charge) to profit or loss	5,226	11,325
Exchange differences	213	41
Balance at the end of the period	17,722	12,283	917
Deferred tax assets	17,722	12,283	917
Unrealized gain on inter-group sales
Principal components of the deferred income tax assets and liabilities
Balance at the beginning of the period	8,606	10,456
Credit (charge) to profit or loss	1,772	(1,843)
Exchange differences	216	(7)
Balance at the end of the period	10,594	8,606	10,456
Deferred tax assets	10,594	8,606	10,456
Depreciation of solar parks
Principal components of the deferred income tax assets and liabilities
Balance at the beginning of the period	(1,324)	(2,986)
Credit (charge) to profit or loss	1,393	1,668
Reclassified to held-for-sale	186
Exchange differences	(150)	(6)
Balance at the end of the period	105	(1,324)	(2,986)
Deferred tax assets	3,264	1,460	(2,656)
Deferred tax liabilities	$ 3,159	$ 2,784	$ 330